Stock Based Compensation (Details) - Schedule of stock option activity under the Plans - $ / shares	12 Months Ended
Dec. 31, 2021
Schedule Of Stock Option Activity Under The Plans [Abstract]
Stock Options Outstanding	0
Stock Options Granted	1,083,550
Stock Options Exercised	0
Stock Options Cancelled	0
Stock Options Outstanding	1,083,550
Stock Options Options vested or expected to vest	0
Stock Options Stock options unvested	1,083,550
Weighted Average Exercise Price Outstanding	$ 0
Weighted Average Exercise Price Granted	4.78
Weighted Average Exercise Price Outstanding	4.78
Weighted Average Exercise Price Options vested or expected to vest	$ 0
Weighted Average Exercise Price Stock options unvested	4.78%
Weighted Average Remaining Contractual Life (in Years) Granted	9 years 11 months 12 days
Weighted Average Remaining Contractual Life (in Years) Outstanding	9 years 11 months 12 days
Weighted Average Remaining Contractual Life (in Years) Stock options unvested	9 years 11 months 12 days